Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Dreyfus New York Tax Exempt Bond Fund, Inc.
Central Index Key	0000723765
Amendment Flag	false
Document Creation Date	Sep. 27, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC
Prospectus:
Trading Symbol	DRNYX